SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Feb. 28, 2026
National Bank Holdings Corporation Employee Stock Purchase Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires Plan Management to make estimates and assumptions that affect the reported amounts of Plan assets and liabilities and disclosure of any contingent assets and liabilities at the date of the financial statements and the reported amounts of changes in income and Plan equity during the reporting period. Actual results may differ from those estimates and the differences could be material.